Non-Current Assets - Right-of-Use Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Non-Current Assets Right-of-Use Assets [Line Items]
Additions to the right-of-use assets	$ 418,824
Land and buildings [member]
Non-Current Assets Right-of-Use Assets [Line Items]
Additions to the right-of-use assets	$ 418,824
Israeli [Member] | Land and buildings [member]
Non-Current Assets Right-of-Use Assets [Line Items]
Company lease agreement	5 years
Right-of-use assets [member]
Non-Current Assets Right-of-Use Assets [Line Items]
Additions to the right-of-use assets	$ 418,824